DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Disposal Group, Including Discontinued Operations [Line Items]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
On August 5, 2025, the Company entered into a letter of intent, after which management approved the sale of its Securitize for Advisors reporting unit and determined the disposal group qualified for discontinued operations presentation during the year ended December 31, 2025.
In the third quarter of 2025, prior to classification as discontinued operations, the Company evaluated the assets within the disposal group for impairment and recorded a non-cash goodwill impairment charge of $4,122,926 for the year ended December 31, 2025. The Company subsequently reduced the carrying value of the disposal group by an additional, immaterial impairment charge to align it with the expected sale consideration.
On November 26, 2025, the Company completed the sale of its Securitize for Advisors business, which is presented as discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2025. The base sale consideration was $2,871,526, and no loss on sale was recognized as the sale price equaled the carrying value of the net assets disposed.
The following depicts the results of operations for the discontinued operations of the Company for the periods presented:

Three Months Ended March 31, 2025
Revenue	$10,637
Operating costs and expenses:
Selling, general & administrative	117,779
Compensation and benefits	464,753
Total operating costs and expenses	582,532
Loss from operations	(571,895)
Other expense:
Other expense, net	(11,444)
Total other expense, net	(11,444)
Net loss	$(583,339)
DISCONTINUED OPERATIONS
On August 5, 2025, the Company entered into a letter of intent, after which management approved the sale of its Securitize for Advisors reporting unit and determined the disposal group qualified for discontinued operations presentation during the year ended December 31, 2025.
Prior to the net assets being classified as discontinued operations, in the third quarter of 2025 the Company evaluated the individual assets within the disposal group for impairment and recorded a non-cash goodwill impairment charge of $4,122,926. This charge is presented within ‘Net loss from discontinued operations’ in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025. After recognizing the impairment change, the carrying value of the disposal group was compared to the total expected consideration from the sale to determine the resulting loss on disposal. The carrying value of the disposal group was decreased by an impairment charge, which was not material, to reflect the expected consideration from the sale.
On November 26, 2025, the Company finalized the sale of their Securitize For Advisors business, which was presented as discontinued operations in the consolidated financial statements as of and for the years ended December 31, 2025 and 2024. The base consideration/sale price per the agreement was $2,871,526. The Company did not record a loss on sale as the sale price and the carrying value of the net assets of the Company’s Securitize For Advisors business were the same.
The following table provides a reconciliation of the carrying amounts of major classes of assets and liabilities classified as discontinued operations, respectively, to the amounts presented in the Company’s consolidated balance sheets.

December 31, 2024
Goodwill	$5,995,793
Intangible assets, net	992,444
Prepaid expenses and other current assets	951,922
Cash and cash equivalents	175,233
Accounts receivable, net	56,666
Assets of discontinued operations	$8,172,058
As of December 31, 2024 there were $5,314 of liabilities within the Securitize for Advisors disposal group classified as discontinued operations and included within the ‘Assets of discontinued operations’ on the consolidated balance sheets.
The following depicts the results of operations for the discontinued operations of the Company for the periods presented:

	For the Year Ended December 31,
	2025	2024
Revenue	$100,992	$122,873

Operating costs and expenses:
Selling, general & administrative	395,817	626,287
Compensation and benefits	1,555,595	2,379,529
Provision for expected credit losses	44,796	—
Impairment of goodwill	4,122,926	3,000,000
Total operating costs and expenses	6,119,134	6,005,816
Loss from operations	(6,018,142)	(5,882,943)
Other income (expense):
Other income (expense), net	(68,420)	21,810
Total other income (expense), net	(68,420)	21,810
Net loss	$(6,086,562)	$(5,861,133)